Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Aggregate intrinsic value
Outstanding and exercisable	$ 12,741
Exercisable	1,584
Expected to vest	$ 11,157
Number of Options
Outstanding and exercisable beginning balance	180,000	120,000	75,000
Granted	1,503,000	60,000	60,000
Surrendered			(15,000)
Expired	(60,000)
Outstanding and exercisable ending balance	1,623,000	180,000	120,000
Weighted average exercise price
Outstanding and exercisable beginning balance	$ 4.93	$ 4.43	$ 4.41
Granted	$ 6.03	$ 5.92	$ 4.45
Surrendered			$ 4.41
Expired	$ 4.41
Outstanding and exercisable ending balance	$ 5.97	$ 4.93	$ 4.43
Weighted average fair value per option
Outstanding and exercisable beginning balance	$ 1.45	$ 1.24	$ 0.89
Granted	$ 1.26	$ 1.87	$ 1.58
Surrendered			$ 0.89
Expired	$ 0.89
Outstanding and exercisable ending balance	$ 1.29	$ 1.45	$ 1.24